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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan 48170

(Name and address of agent for service)

Registrant's telephone number, including area code:	(248) 644-8500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 83.0%	Shares	Market Value
Consumer Discretionary - 17.8%
Diversified Consumer Services - 3.4%
Graham Holdings Company - Class B	5,000	$3,011,250
ServiceMaster Global Holdings, Inc. *	110,000	5,593,500
		8,604,750
Household Durables - 2.3%
Garmin Ltd.	100,000	5,893,000

Internet & Direct Marketing Retail - 4.0%
Liberty Interactive Corporation QVC Group - Series A *	400,000	10,068,000

Media - 3.4%
Liberty Media Corporation - Liberty Formula One - Series C *	160,000	4,936,000
Madison Square Garden Company (The) - Class A *	15,000	3,687,000
		8,623,000
Specialty Retail - 1.5%
AutoNation, Inc. *	50,000	2,339,000
Tractor Supply Company	25,000	1,575,500
		3,914,500
Textiles, Apparel & Luxury Goods - 3.2%
Gildan Activewear, Inc.	150,000	4,333,500
VF Corporation	50,000	3,706,000
		8,039,500
Consumer Staples - 5.2%
Beverages - 5.2%
Brown-Forman Corporation - Class B	125,000	6,800,000
Coca-Cola European Partners plc	150,000	6,249,000
		13,049,000
Energy - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Noble Energy, Inc.	200,000	6,060,000
Pioneer Natural Resources Company	30,000	5,153,400
Texas Pacific Land Trust	25,500	12,888,210
		24,101,610
Financials - 12.0%
Banks - 1.5%
Fifth Third Bancorp	125,000	3,968,750

Capital Markets - 5.7%
Federated Investors, Inc. - Class B	100,000	3,340,000
Interactive Brokers Group, Inc. - Class A	80,000	5,379,200
Moody's Corporation	35,000	5,645,500
		14,364,700
Consumer Finance - 1.7%
Discover Financial Services	60,000	4,315,800

Insurance - 3.1%
Alleghany Corporation	10,536	6,473,740

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.0% (Continued)	Shares	Market Value
Financials - 12.0% (Continued)
Insurance - 3.1% (Continued)
Unico American Corporation *	173,000	$1,375,350
		7,849,090
Health Care - 5.3%
Biotechnology - 0.5%
Avid Bioservices, Inc. *	400,000	1,168,000

Health Care Equipment & Supplies - 3.2%
Zimmer Biomet Holdings, Inc.	75,000	8,178,000

Life Sciences Tools & Services - 1.6%
Waters Corporation *	20,000	3,973,000

Industrials - 16.8%
Aerospace & Defense - 6.4%
HEICO Corporation - Class A	156,250	11,085,937
Hexcel Corporation	80,000	5,167,200
		16,253,137
Airlines - 3.4%
American Airlines Group, Inc.	165,000	8,573,400

Electrical Equipment - 2.1%
AMETEK, Inc.	70,000	5,317,900

Industrial Conglomerates - 1.1%
Roper Technologies, Inc.	10,000	2,806,900

Machinery - 1.8%
Graco, Inc.	100,000	4,572,000

Road & Rail - 2.0%
AMERCO	15,000	5,176,500

Information Technology - 13.2%
Communications Equipment - 2.4%
ARRIS International plc *	230,000	6,111,100

Electronic Equipment, Instruments & Components - 4.4%
Arrow Electronics, Inc. *	105,000	8,087,100
Avnet, Inc.	70,000	2,923,200
		11,010,300
IT Services - 5.8%
Cognizant Technology Solutions Corporation - Class A	60,000	4,830,000
InterXion Holding N.V. *	160,000	9,937,600
		14,767,600
Software - 0.6%
ANSYS, Inc. *	10,000	1,566,900

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.0% (Continued)	Shares	Market Value
Materials - 2.4%
Chemicals - 2.4%
Axalta Coating Systems Ltd. *	200,000	$6,038,000

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Equinix, Inc.	4,948	2,068,957

Total Common Stocks (Cost $153,980,659)		$210,373,394

MONEY MARKET FUNDS - 18.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.42% (a)	11,913,899	$11,913,899
Federated Treasury Obligations Fund - Institutional Shares, 1.51% (a)	11,913,900	11,913,900
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 1.45% (a)	11,913,900	11,913,900
Invesco Short-Term Investments Trust (The) - Treasury Portfolio - Institutional Class, 1.57% (a)	10,782,244	10,782,244
Total Money Market Funds (Cost $46,523,943)		$46,523,943

Total Investments at Market Value - 101.3% (Cost $200,504,602)		$256,897,337

Liabilities in Excess of Other Assets - (1.3%)		(3,390,197)

Net Assets - 100.0%		$253,507,140

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 88.4%	Shares	Market Value
Consumer Discretionary - 20.8%
Internet & Direct Marketing Retail - 2.8%
Booking Holdings, Inc. *	7,000	$14,562,730

Media - 4.0%
Discovery Communications, Inc. - Series C *	175,000	3,416,000
Liberty Media Corporation - Liberty Braves - Series A *	32,000	727,360
Liberty Media Corporation - Liberty Braves - Series C *	78,000	1,779,960
Liberty Media Corporation - Liberty Formula One - Series A *	28,500	834,765
Liberty Media Corporation - Liberty Formula One - Series C *	181,500	5,599,275
Madison Square Garden Company (The) - Class A *	35,000	8,603,000
		20,960,360
Specialty Retail - 11.8%
AutoNation, Inc. *	245,000	11,461,100
Lowe's Companies, Inc.	185,000	16,233,750
O'Reilly Automotive, Inc. *	72,000	17,811,360
Ross Stores, Inc.	94,000	7,330,120
TJX Companies, Inc. (The)	115,000	9,379,400
		62,215,730
Textiles, Apparel & Luxury Goods - 2.2%
VF Corporation	160,000	11,859,200

Consumer Staples - 1.6%
Beverages - 1.6%
Brown-Forman Corporation - Class B	156,250	8,500,000

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Texas Pacific Land Trust	5,000	2,527,100

Financials - 5.3%
Capital Markets - 4.4%
Charles Schwab Corporation (The)	100,000	5,222,000
Moody's Corporation	111,000	17,904,300
		23,126,300
Insurance - 0.9%
Markel Corporation *	4,000	4,681,000

Health Care - 10.8%
Biotechnology - 1.7%
Amgen, Inc.	54,000	9,205,920

Health Care Equipment & Supplies - 7.1%
Medtronic plc	200,000	16,044,000
Varian Medical Systems, Inc. *	43,000	5,273,950

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.4% (Continued)	Shares	Market Value
Health Care - 10.8% (Continued)
Health Care Equipment & Supplies - 7.1% (Continued)
Zimmer Biomet Holdings, Inc.	145,000	$15,810,800
		37,128,750
Health Care Technology - 2.0%
Cerner Corporation *	183,000	10,614,000

Industrials - 28.1%
Aerospace & Defense - 2.8%
Hexcel Corporation	225,000	14,532,750

Air Freight & Logistics - 3.1%
Expeditors International of Washington, Inc.	110,000	6,963,000
FedEx Corporation	20,000	4,802,200
United Parcel Service, Inc. - Class B	45,000	4,709,700
		16,474,900
Commercial Services & Supplies - 4.2%
Copart, Inc. *	385,000	19,608,050
Rollins, Inc.	50,000	2,551,500
		22,159,550
Electrical Equipment - 5.0%
AMETEK, Inc.	172,000	13,066,840
Rockwell Automation, Inc.	75,000	13,065,000
		26,131,840
Industrial Conglomerates - 4.1%
3M Company	60,000	13,171,200
Roper Technologies, Inc.	30,000	8,420,700
		21,591,900
Machinery - 7.0%
Colfax Corporation *	270,000	8,613,000
Donaldson Company, Inc.	190,000	8,559,500
Fortive Corporation	95,000	7,364,400
Graco, Inc.	264,000	12,070,080
		36,606,980
Trading Companies & Distributors - 1.9%
MSC Industrial Direct Company, Inc. - Class A	110,000	10,088,100

Information Technology - 15.7%
IT Services - 13.1%
Accenture plc - Class A	100,000	15,350,000
Broadridge Financial Solutions, Inc.	40,000	4,387,600
Cognizant Technology Solutions Corporation - Class A	180,000	14,490,000
MasterCard, Inc. - Class A	110,000	19,267,600
Visa, Inc. - Class A	130,000	15,550,600
		69,045,800
Semiconductors & Semiconductor Equipment - 0.8%
Texas Instruments, Inc.	37,000	3,843,930

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.4% (Continued)	Shares	Market Value
Information Technology - 15.7% (Continued)
Software - 1.8%
ANSYS, Inc. *	61,000	$9,558,090

Materials - 4.5%
Chemicals - 4.5%
Ecolab, Inc.	100,000	13,707,000
Praxair, Inc.	69,000	9,956,700
		23,663,700
Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Equinix, Inc.	14,000	5,853,960

Total Common Stocks (Cost $329,707,257)		$464,932,590

MONEY MARKET FUNDS - 11.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.42% (a)	24,533,344	$24,533,344
Federated Treasury Obligations Fund - Institutional Shares, 1.51% (a)	24,533,344	24,533,344
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 1.45% (a)	12,037,029	12,037,029
Total Money Market Funds (Cost $61,103,717)		$61,103,717

Total Investments at Market Value - 100.0% (Cost $390,810,974)		$526,036,307

Liabilities in Excess of Other Assets - (0.0%) (b)		(173,954)

Net Assets - 100.0%		$525,862,353

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2018.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 93.4%	Shares	Market Value
Consumer Discretionary - 16.4%
Internet & Direct Marketing Retail - 1.3%
Booking Holdings, Inc. *	6,000	$12,482,340

Leisure Products - 0.6%
Polaris Industries, Inc.	55,000	6,298,600

Specialty Retail - 11.2%
Lowe's Companies, Inc.	375,000	32,906,250
TJX Companies, Inc. (The)	400,000	32,624,000
Tractor Supply Company	440,000	27,728,800
Williams-Sonoma, Inc.	285,000	15,036,600
		108,295,650
Textiles, Apparel & Luxury Goods - 3.3%
VF Corporation	425,000	31,501,000

Consumer Staples - 8.2%
Beverages - 5.2%
Brown-Forman Corporation - Class B	350,000	19,040,000
Diageo plc - ADR	230,000	31,146,600
		50,186,600
Food Products - 3.0%
Mondelēz International, Inc. - Class A	700,000	29,211,000

Energy - 6.0%
Energy Equipment & Services - 2.8%
Schlumberger Ltd.	415,000	26,883,700

Oil, Gas & Consumable Fuels - 3.2%
Exxon Mobil Corporation	180,000	13,429,800
Royal Dutch Shell plc - Class B - ADR	275,000	18,020,750
		31,450,550
Financials - 18.3%
Banks - 8.4%
BB&T Corporation	425,000	22,117,000
Fifth Third Bancorp	650,000	20,637,500
PNC Financial Services Group, Inc. (The)	120,000	18,148,800
U.S. Bancorp	400,000	20,200,000
		81,103,300
Capital Markets - 6.0%
Bank of New York Mellon Corporation (The)	425,000	21,900,250
Moody's Corporation	225,000	36,292,500
		58,192,750
Consumer Finance - 1.6%
Discover Financial Services	210,000	15,105,300

Insurance - 2.3%
Chubb Ltd.	165,000	22,567,050

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.4% (Continued)	Shares	Market Value
Health Care - 7.5%
Biotechnology - 1.3%
Amgen, Inc.	76,899	$13,109,742

Health Care Equipment & Supplies - 6.2%
Medtronic plc	385,000	30,884,700
Zimmer Biomet Holdings, Inc.	265,000	28,895,600
		59,780,300
Industrials - 20.2%
Aerospace & Defense - 2.8%
Hexcel Corporation	420,000	27,127,800

Air Freight & Logistics - 3.1%
United Parcel Service, Inc. - Class B	285,000	29,828,100

Building Products - 2.5%
Johnson Controls International plc	700,000	24,668,000

Electrical Equipment - 1.0%
Eaton Corporation plc	125,000	9,988,750

Industrial Conglomerates - 2.4%
3M Company	105,000	23,049,600

Machinery - 5.0%
Donaldson Company, Inc.	350,000	15,767,500
Graco, Inc.	290,000	13,258,800
Illinois Tool Works, Inc.	125,000	19,582,500
		48,608,800
Road & Rail - 0.8%
Norfolk Southern Corporation	55,000	7,467,900

Trading Companies & Distributors - 2.6%
MSC Industrial Direct Company, Inc. - Class A	275,000	25,220,250

Information Technology - 11.0%
Communications Equipment - 3.4%
Cisco Systems, Inc.	750,000	32,167,500

IT Services - 5.3%
Broadridge Financial Solutions, Inc.	175,000	19,195,750
Cognizant Technology Solutions Corporation - Class A	400,000	32,200,000
		51,395,750
Semiconductors & Semiconductor Equipment - 2.3%
Microchip Technology, Inc.	160,000	14,617,600
Texas Instruments, Inc.	75,000	7,791,750
		22,409,350
Materials - 5.8%
Chemicals - 5.8%
Praxair, Inc.	190,000	27,417,000

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.4% (Continued)	Shares	Market Value
Materials - 5.8% (Continued)
Chemicals - 5.8% (Continued)
RPM International, Inc.	600,000	$28,602,000
		56,019,000

Total Common Stocks (Cost $731,676,109)		$904,118,682

MONEY MARKET FUNDS - 6.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.42% (a)	45,757,316	$45,757,316
Federated Treasury Obligations Fund - Institutional Shares, 1.51% (a)	21,299,643	21,299,643
Total Money Market Funds (Cost $67,056,959)		$67,056,959

Total Investments at Market Value - 100.3% (Cost $798,733,068)		$971,175,641

Liabilities in Excess of Other Assets - (0.3%)		(3,242,877)

Net Assets - 100.0%		$967,932,764

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Market Value
Consumer Discretionary - 9.8%
Auto Components - 2.2%
Bridgestone Corporation - ADR	61,000	$1,343,220

Household Durables - 1.8%
Panasonic Corporation - ADR	78,000	1,120,860

Internet & Direct Marketing Retail - 1.3%
Booking Holdings, Inc. *	400	832,156

Media - 1.0%
Liberty Media Corporation - Liberty Formula One - Series C *	20,000	617,000

Specialty Retail - 3.5%
Lowe's Companies, Inc.	25,000	2,193,750

Consumer Staples - 11.0%
Beverages - 7.8%
Coca-Cola European Partners plc	53,500	2,228,810
Diageo plc - ADR	12,500	1,692,750
Heineken N.V. - ADR	17,000	915,620
		4,837,180
Food Products - 3.2%
Mondelēz International, Inc. - Class A	47,500	1,982,175

Energy - 8.4%
Energy Equipment & Services - 1.5%
Schlumberger Ltd.	13,700	887,486

Oil, Gas & Consumable Fuels - 6.9%
Exxon Mobil Corporation	14,300	1,066,923
Pioneer Natural Resources Company	4,700	807,366
Royal Dutch Shell plc - Class B - ADR	37,000	2,424,610
		4,298,899
Financials - 15.4%
Banks - 2.8%
Citigroup, Inc.	26,000	1,755,000

Capital Markets - 4.3%
Bank of New York Mellon Corporation (The)	29,000	1,494,370
Brookfield Asset Management, Inc. - Class A	30,000	1,170,000
		2,664,370
Consumer Finance - 2.9%
Discover Financial Services	25,500	1,834,215

Insurance - 5.4%
AXA S.A. - ADR	82,000	2,179,560
Chubb Ltd.	8,500	1,162,545
		3,342,105

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Market Value
Health Care - 13.2%
Biotechnology - 3.6%
Shire plc - ADR	15,000	$2,240,850

Health Care Equipment & Supplies - 9.1%
Koninklijke Philips N.V.	40,064	1,534,852
Medtronic plc	26,619	2,135,376
Zimmer Biomet Holdings, Inc.	18,000	1,962,720
		5,632,948
Life Sciences Tools & Services - 0.5%
IQVIA Holdings, Inc. *	3,500	343,385

Industrials - 13.9%
Aerospace & Defense - 2.2%
Hexcel Corporation	21,500	1,388,685

Airlines - 1.6%
Delta Air Lines, Inc.	18,000	986,580

Building Products - 2.1%
Johnson Controls International plc	37,000	1,303,880

Electrical Equipment - 3.6%
Eaton Corporation plc	27,500	2,197,525

Industrial Conglomerates - 2.3%
Siemens AG - ADR	22,500	1,438,200

Road & Rail - 2.1%
Canadian National Railway Company	18,000	1,316,340

Information Technology - 18.5%
Communications Equipment - 2.4%
Cisco Systems, Inc.	35,000	1,501,150

Electronic Equipment, Instruments & Components - 2.4%
TE Connectivity Ltd.	15,000	1,498,500

Internet Software & Services - 1.1%
Tencent Holdings Ltd. - ADR	13,000	692,770

IT Services - 7.8%
Accenture plc - Class A	11,000	1,688,500
GDS Holdings Ltd. - ADR *	23,000	631,350
InterXion Holding N.V. *	12,000	745,320
MasterCard, Inc. - Class A	10,000	1,751,600
		4,816,770
Semiconductors & Semiconductor Equipment - 4.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	38,500	1,684,760

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Market Value
Information Technology - 18.5% (Continued)
Semiconductors & Semiconductor Equipment - 4.8% (Continued)
Texas Instruments, Inc.	12,500	$1,298,625
		2,983,385
Materials - 3.9%
Chemicals - 3.9%
Axalta Coating Systems Ltd. *	26,000	784,940
DowDuPont, Inc.	26,000	1,656,460
		2,441,400
Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equinix, Inc.	2,500	1,045,350

Total Common Stocks (Cost $50,158,731)		$59,536,134

MONEY MARKET FUNDS - 4.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.42% (a)	2,571,168	$2,571,168
Federated Treasury Obligations Fund - Institutional Shares, 1.51% (a)	46,971	46,971
Total Money Market Funds (Cost $2,618,139)		$2,618,139

Total Investments at Market Value - 100.0% (Cost $52,776,870)		$62,154,273

Liabilities in Excess of Other Assets - (0.0%) (b)		(29,989)

Net Assets - 100.0%		$62,124,284

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2018.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

March 31, 2018 (Unaudited)

Country	Value	% of Net Assets
United States *	$35,013,717	56.4%
United Kingdom	8,587,020	13.8%
Netherlands	3,195,792	5.1%
Canada	2,486,340	4.0%
Japan	2,464,080	4.0%
France	2,179,560	3.5%
Taiwan	1,684,760	2.7%
Germany	1,438,200	2.3%
China	1,324,120	2.1%
Switzerland	1,162,545	1.9%
	$59,536,134	95.8%

*	Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company has at least 50% of its revenues or operations outside of the United States.

See accompanying notes to Schedules of Investments.

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 55.9%	Par Value	Market Value
U.S. Treasury Bonds - 1.7%
8.125%, due 05/15/21	$2,000,000	$2,342,500
8.000%, due 11/15/21	2,500,000	2,977,930
		5,320,430
U.S. Treasury Inflation-Protected Notes - 1.4% (a)
0.125%, due 04/15/18	2,144,180	2,146,581
1.125%, due 01/15/21	2,265,800	2,317,617
		4,464,198
U.S. Treasury Notes - 52.8%
3.875%, due 05/15/18	5,000,000	5,012,924
1.125%, due 06/15/18	3,000,000	2,996,044
1.375%, due 07/31/18	2,000,000	1,997,109
1.250%, due 10/31/18	3,000,000	2,987,227
1.250%, due 12/15/18	4,000,000	3,977,969
1.375%, due 12/31/18	10,000,000	9,948,047
1.500%, due 01/31/19	3,000,000	2,984,766
1.500%, due 02/28/19	3,000,000	2,983,359
1.250%, due 03/31/19	3,000,000	2,973,750
1.625%, due 04/30/19	3,000,000	2,983,008
1.500%, due 10/31/19	10,000,000	9,883,203
1.000%, due 11/15/19	3,000,000	2,940,469
1.500%, due 11/30/19	3,000,000	2,963,086
1.625%, due 12/31/19	4,000,000	3,956,250
1.250%, due 01/31/20	3,000,000	2,944,922
1.375%, due 02/15/20	2,000,000	1,966,641
1.375%, due 02/29/20	2,000,000	1,966,016
1.625%, due 03/15/20	3,000,000	2,961,680
1.500%, due 04/15/20	3,000,000	2,951,953
3.500%, due 05/15/20	3,000,000	3,072,305
1.625%, due 06/30/20	3,000,000	2,953,594
2.000%, due 07/31/20	5,000,000	4,961,914
2.625%, due 08/15/20	3,000,000	3,018,867
2.000%, due 09/30/20	3,000,000	2,974,219
1.375%, due 10/31/20	3,000,000	2,925,703
2.625%, due 11/15/20	3,000,000	3,018,750
2.375%, due 12/31/20	2,000,000	1,999,922
1.375%, due 01/31/21	4,000,000	3,888,906
2.000%, due 02/28/21	3,000,000	2,966,602
2.250%, due 03/31/21	4,000,000	3,982,500
1.375%, due 04/30/21	3,000,000	2,908,008
2.125%, due 08/15/21	4,000,000	3,956,562
2.125%, due 09/30/21	3,000,000	2,965,664
2.000%, due 10/31/21	4,000,000	3,935,625
1.500%, due 01/31/22	3,000,000	2,891,250
1.875%, due 02/28/22	5,000,000	4,883,203
1.750%, due 03/31/22	2,000,000	1,943,437
1.750%, due 04/30/22	5,000,000	4,852,734
1.750%, due 05/31/22	5,000,000	4,848,633
2.125%, due 06/30/22	3,000,000	2,952,305
2.000%, due 07/31/22	3,000,000	2,935,898
1.750%, due 09/30/22	4,000,000	3,866,406
1.875%, due 10/31/22	3,000,000	2,914,453
1.750%, due 01/31/23	4,000,000	3,853,437

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 55.9% (Continued)	Par Value	Market Value
U.S. Treasury Notes - 52.8% (Continued)
2.000%, due 02/15/23	$3,000,000	$2,923,242
1.750%, due 05/15/23	3,000,000	2,880,703
2.500%, due 08/15/23	3,000,000	2,985,937
		165,639,202

Total U.S. Treasury Obligations (Cost $178,237,464)		$175,423,830

CORPORATE BONDS - 26.5%	Par Value	Market Value
Consumer Discretionary - 3.8%
Lowe's Companies, Inc., 3.120%, due 04/15/22	$3,000,000	$3,018,874
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	2,960,002
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,291,666
VF Corporation, 3.500%, due 09/01/21	3,500,000	3,568,241
		11,838,783
Consumer Staples - 9.6%
Coca-Cola Company (The), 1.650%, due 11/01/18	1,500,000	1,494,438
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,021,229
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	2,961,640
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,263,000	2,146,289
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	796,773
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	1,993,122
Dr Pepper Snapple Group, Inc., 3.130%, due 12/15/23	2,000,000	1,939,993
Hershey Company (The), 2.625%, due 05/01/23	2,831,000	2,778,907
Hormel Foods Corporation, 4.125%, due 04/15/21	2,564,000	2,651,571
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,018,036
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,082,723
Kimberly-Clark Corporation, 2.400%, due 03/01/22	2,311,000	2,255,288
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,556,019
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,504,912
		30,200,940
Energy - 2.1%
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	1,961,318
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,650,337
Occidental Petroleum Corporation, 3.125%, due 02/15/22	2,940,000	2,950,657
		6,562,312
Financials - 0.7%
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	999,141
U.S. Bancorp, 2.200%, due 04/25/19	1,173,000	1,166,666
		2,165,807
Health Care - 1.8%
Amgen, Inc., 3.875%, due 11/15/21	2,108,000	2,154,146
Stryker Corporation, 4.375%, due 01/15/20	1,000,000	1,025,774
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,370,022
		5,549,942
Industrials - 4.8%
3M Company, 2.000%, due 06/26/22	1,073,000	1,036,613
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,624,776
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,180,475
Illinois Tool Works, Inc., 1.950%, due 03/01/19	2,000,000	1,989,127
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,034,854

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 26.5% (Continued)	Par Value	Market Value
Industrials - 4.8% (Continued)
Norfolk Southern Corporation, 5.750%, due 04/01/18	$885,000	$885,000
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	456,994
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,201,839
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	1,993,079
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,541,059
		14,943,816
Information Technology - 2.2%
Cisco Systems, Inc., 4.450%, due 01/15/20	606,000	624,830
MasterCard, Inc., 2.000%, due 04/01/19	2,000,000	1,986,763
MasterCard, Inc., 3.375%, due 04/01/24	2,300,000	2,323,315
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	1,975,832
		6,910,740
Materials - 0.8%
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	1,968,939
Praxair, Inc., 4.050%, due 03/15/21	500,000	515,567
		2,484,506
Utilities - 0.7%
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	829,004
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,533,626
		2,362,630

Total Corporate Bonds (Cost $84,383,843)		$83,019,476

COMMON STOCKS - 14.2%	Shares	Market Value
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
VF Corporation	45,000	$3,335,400

Consumer Staples - 1.1%
Beverages - 1.1%
Diageo plc - ADR	25,000	3,385,500

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Exxon Mobil Corporation	50,000	3,730,500
Royal Dutch Shell plc - Class B - ADR	60,000	3,931,800
		7,662,300
Financials - 2.5%
Banks - 1.4%
Fifth Third Bancorp	90,000	2,857,500
PNC Financial Services Group, Inc. (The)	10,000	1,512,400
		4,369,900
Diversified Financial Services - 0.5%
Western Union Company (The)	80,000	1,538,400

Insurance - 0.6%
Chubb Ltd.	15,000	2,051,550

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 14.2% (Continued)	Shares	Market Value
Health Care - 0.7%
Biotechnology - 0.7%
Amgen, Inc.	12,000	$2,045,760

Industrials - 3.2%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. - Class B	40,000	4,186,400

Industrial Conglomerates - 0.8%
3M Company	11,000	2,414,720

Trading Companies & Distributors - 1.1%
Fastenal Company	65,000	3,548,350

Information Technology - 2.3%
Communications Equipment - 1.1%
Cisco Systems, Inc.	80,000	3,431,200

Semiconductors & Semiconductor Equipment - 1.2%
Texas Instruments, Inc.	35,000	3,636,150

Materials - 0.9%
Chemicals - 0.9%
Praxair, Inc.	20,000	2,886,000

Total Common Stocks (Cost $33,904,467)		$44,491,630

MONEY MARKET FUNDS - 3.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.42% (b) (Cost $9,279,794)	9,279,794	$9,279,794

Total Investments at Market Value - 99.6% (Cost $305,805,568)		$312,214,730

Other Assets in Excess of Liabilities - 0.4%		1,159,993

Net Assets - 100.0%		$313,374,723

ADR - American Depositary Receipt.

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018 by security type:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$210,373,394	$-	$-	$210,373,394
Money Market Funds	46,523,943	-	-	46,523,943
Total	$256,897,337	$-	$-	$256,897,337

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$464,932,590	$-	$-	$464,932,590
Money Market Funds	61,103,717	-	-	61,103,717
Total	$526,036,307	$-	$-	$526,036,307

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$904,118,682	$-	$-	$904,118,682
Money Market Funds	67,056,959	-	-	67,056,959
Total	$971,175,641	$-	$-	$971,175,641

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$59,536,134	$-	$-	$59,536,134
Money Market Funds	2,618,139	-	-	2,618,139
Total	$62,154,273	$-	$-	$62,154,273

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$175,423,830	$-	$175,423,830
Corporate Bonds	-	83,019,476	-	83,019,476
Common Stocks	44,491,630	-	-	44,491,630
Money Market Funds	9,279,794	-	-	9,279,794
Total	$53,771,424	$258,443,306	$-	$312,214,730

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of March 31, 2018, the Funds did not have any transfers into or out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of March 31, 2018. It is the Funds’ policy to recognize transfers into or out of all Levels at the end of the reporting period.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2018:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Value	Growth	Rising	World	Bond
	Fund	Fund	Dividend Fund	Equity Fund	Fund

Cost of portfolio investments	$200,504,602	$390,869,166	$798,733,116	$52,776,870	$305,805,568

Gross unrealized appreciation	$58,296,407	$141,183,469	$199,461,236	$10,499,124	$11,034,369
Gross unrealized depreciation	(1,903,672)	(6,016,328)	(27,018,711)	(1,121,721)	(4,625,207)

Net unrealized appreciation	$56,392,735	$135,167,141	$172,442,525	$9,377,403	$6,409,162

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2018, the Ave Maria Growth Fund had 28.1% of the value of its net assets invested in stocks within the industrials sector.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of December 31, 2017, Unico American Corporation (“Unico”) was an affiliate of the Ave Maria Value Fund, but as of March 31, 2018 is no longer an affiliate of the Fund. The industry and percentage of net assets for Unico can be found on the Ave Maria Value Fund’s Schedule of Investments. Further information on this holding for the period ended March 31, 2018 appears below:

AVE MARIA VALUE FUND
Affiliated Issuer Report

Unico American Corporation
From December 31, 2017 To March 31, 2018

Shares at beginning of period	280,000
Shares sold during the period	(107,000)
Shares at end of period	173,000
Market value at beginning of period	$2,380,000
Sales during the period	(888,218)
Net realized gains during the period	493,398
Change in unrealized appreciation (depreciation)	(609,830)
Market value at end of period	$1,375,350
Dividend income earned during the period	$-

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 90.1%	Shares	Market Value
Consumer Discretionary - 18.7%
Diversified Consumer Services - 1.4%
Graham Holdings Company - Class B	500	$301,125

Household Durables - 2.6%
Garmin Ltd.	10,000	589,300

Internet & Direct Marketing Retail - 6.8%
Liberty Interactive Corporation QVC Group - Series A *	60,000	1,510,200

Media - 5.4%
Liberty Global plc - Series C *	15,000	456,450
Madison Square Garden Company (The) - Class A *	3,000	737,400
		1,193,850
Specialty Retail - 2.5%
TJX Companies, Inc. (The)	5,000	407,800
Tractor Supply Company	2,500	157,550
		565,350
Consumer Staples - 6.8%
Beverages - 2.7%
Brown-Forman Corporation - Class B	11,000	598,400

Food & Staples Retailing - 4.1%
Kroger Company (The)	37,500	897,750

Energy - 16.0%
Oil, Gas & Consumable Fuels - 16.0%
Apache Corporation	6,000	230,880
Devon Energy Corporation	14,000	445,060
Noble Energy, Inc.	20,000	606,000
Texas Pacific Land Trust	4,500	2,274,390
		3,556,330
Financials - 9.9%
Capital Markets - 3.4%
Interactive Brokers Group, Inc. - Class A	4,000	268,960
Moody's Corporation	3,000	483,900
		752,860

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.1% (Continued)	Shares	Market Value
Financials - 9.9% (Continued)
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. - Class A *	3	$897,300

Insurance - 2.5%
Unico American Corporation *	70,000	556,500

Health Care - 1.0%
Biotechnology - 1.0%
Avid Bioservices, Inc. *	75,000	219,000

Industrials - 8.3%
Airlines - 3.5%
American Airlines Group, Inc.	15,000	779,400

Electrical Equipment - 1.7%
AMETEK, Inc.	5,000	379,850

Road & Rail - 3.1%
AMERCO	2,000	690,200

Information Technology - 16.6%
Communications Equipment - 4.8%
ARRIS International plc *	40,000	1,062,800

Electronic Equipment, Instruments & Components - 4.3%
Arrow Electronics, Inc. *	7,000	539,140
Avnet, Inc.	10,000	417,600
		956,740
IT Services - 6.0%
Cognizant Technology Solutions Corporation - Class A	10,000	805,000
MasterCard, Inc. - Class A	3,000	525,480
		1,330,480
Semiconductors & Semiconductor Equipment - 1.5%
QUALCOMM, Inc.	6,000	332,460

Materials - 12.8%
Chemicals - 5.8%
Axalta Coating Systems Ltd. *	30,000	905,700
DowDuPont, Inc.	6,000	382,260
		1,287,960

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.1% (Continued)	Shares	Market Value
Materials - 12.8% (Continued)
Metals & Mining - 7.0%
Barrick Gold Corporation	80,000	$996,000
Pan American Silver Corporation	35,000	565,250
		1,561,250

Total Common Stocks (Cost $15,732,734)		$20,019,105

MONEY MARKET FUNDS - 9.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.42% (a)	1,042,695	$1,042,695
Federated Treasury Obligations Fund - Institutional Shares, 1.51% (a)	1,034,489	1,034,489
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 1.45% (a)	116,268	116,268
Total Money Market Funds (Cost $2,193,452)		$2,193,452

Total Investments at Market Value - 100.0% (Cost $17,926,186)		$22,212,557

Liabilities in Excess of Other Assets - (0.0%) (b)		(6,614)

Net Assets - 100.0%		$22,205,943

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2018.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

1. Securities valuation

The portfolio securities of Schwartz Value Focused Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of March 31, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks	$20,019,105	$-	$-	$20,019,105
Money Market Funds	2,193,452	-	-	2,193,452
Total	$22,212,557	$-	$-	$22,212,557

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type. As of March 31, 2018, the Fund did not have any transfers into or out of any Level. There were no Level 2 or 3 securities or derivative instruments held by the Fund as of March 31, 2018. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2018:

Cost of portfolio investments	$17,926,186

Gross unrealized appreciation	$4,767,026
Gross unrealized depreciation	(480,655)

Net unrealized appreciation	$4,286,371

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 18, 2018

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	May 18, 2018

*	Print the name and title of each signing officer under his or her signature.